Report Of The Directors Financial Review Risk Report - Personal lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,880,751
Financial assets, ending balance	2,855,948	$ 2,880,751
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Increase (decrease) in financial assets	1,700	1,300
Personal Lending Sector | Gross carrying/nominal amount | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	697,878	658,389
Net new and further lending/repayments	35,552	24,807
Assets written off	(1,525)	(1,409)
Foreign exchange and other	(12,753)	16,091
Financial assets, ending balance	719,152	697,878
Personal Lending Sector | Gross carrying/nominal amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange and other	(3,000)
Personal Lending Sector | Gross carrying/nominal amount | – stage 1 | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	665,346	635,961
Transfers of financial instruments	1,822	(16,019)
Net new and further lending/repayments	39,946	30,891
Foreign exchange and other	(11,274)	14,513
Financial assets, ending balance	695,840	665,346
Personal Lending Sector | Gross carrying/nominal amount | – stage 1 | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees | Europe
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments	2,854
Personal Lending Sector | Gross carrying/nominal amount | – stage 1 | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees | North America
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments	1,074
Personal Lending Sector | Gross carrying/nominal amount | – stage 1 | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees | Asia
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments	(2,346)
Personal Lending Sector | Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	26,770	17,382
Transfers of financial instruments	(4,502)	13,370
Net new and further lending/repayments	(2,877)	(5,407)
Foreign exchange and other	(1,190)	1,425
Financial assets, ending balance	18,201	26,770
Personal Lending Sector | Gross carrying/nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	5,762	5,046
Transfers of financial instruments	2,680	2,649
Net new and further lending/repayments	(1,517)	(677)
Assets written off	(1,525)	(1,409)
Foreign exchange and other	(289)	153
Financial assets, ending balance	5,111	5,762
Personal Lending Sector | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(4,774)	(3,150)
Net remeasurement of ECL arising from transfer of stage	455	(132)
Net new and further lending/repayments	951	659
Changes to risk parameters – credit quality	(1,467)	(3,430)
Changes to models used for ECL calculation	(1)	(7)
Assets written off	1,520	1,407
Foreign exchange and other	174	(121)
Financial assets, ending balance	(3,142)	(4,774)
ECL income statement change for the period	(62)	(2,910)
Recoveries	355	280
Others	(9)	(25)
Total ECL income statement change for the period	(284)	2,655
Increase (decrease) in financial assets	1,632
Personal Lending Sector | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange and other	123
Personal Lending Sector | Allowance for ECL | – stage 1 | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(866)	(597)
Transfers of financial instruments	(1,154)	(629)
Net remeasurement of ECL arising from transfer of stage	825	431
Net new and further lending/repayments	148	101
Changes to risk parameters – credit quality	318	(147)
Changes to models used for ECL calculation	(2)	(3)
Foreign exchange and other	36	(22)
Financial assets, ending balance	(695)	(866)
ECL income statement change for the period	1,289	382
Personal Lending Sector | Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,405)	(1,338)
Transfers of financial instruments	1,713	1,181
Net remeasurement of ECL arising from transfer of stage	(363)	(555)
Net new and further lending/repayments	533	408
Changes to risk parameters – credit quality	(778)	(2,025)
Changes to models used for ECL calculation		(9)
Foreign exchange and other	79	(67)
Financial assets, ending balance	(1,221)	(2,405)
ECL income statement change for the period	(608)	(2,181)
Personal Lending Sector | Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,503)	(1,215)
Transfers of financial instruments	(559)	(552)
Net remeasurement of ECL arising from transfer of stage	(7)	(8)
Net new and further lending/repayments	270	150
Changes to risk parameters – credit quality	(1,007)	(1,258)
Changes to models used for ECL calculation	1	5
Assets written off	1,520	1,407
Foreign exchange and other	59	(32)
Financial assets, ending balance	(1,226)	(1,503)
ECL income statement change for the period	$ (743)	$ (1,111)